MassMutual Premier International Bond Fund
MassMutual Premier International Bond Fund
INVESTMENT OBJECTIVE
The Fund seeks to achieve a high total rate of return.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 123 of the Fund's Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MassMutual Premier International Bond Fund	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MassMutual Premier International Bond Fund		Class S	Class Y	Class L	Class A
Management Fees		0.60%	0.60%	0.60%	0.60%
Distribution and Service (Rule 12b-1) Fees		none	none	none	0.25%
Other Expenses		0.21%	0.31%	0.46%	0.46%
Total Annual Fund Operating Expenses		0.81%	0.91%	1.06%	1.31%
Expense Reimbursement		(0.06%)	(0.11%)	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	[1]	0.75%	0.80%	0.95%	1.20%
[1]	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through February 28, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .75%, .80%, .95%, and 1.20% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MassMutual Premier International Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	77	253	444	996
Class Y	82	279	493	1,109
Class L	97	326	574	1,284
Class A	591	860	1,149	1,970

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in fixed income securities. Fixed-income securities may include, for example, corporate bonds and obligations of foreign governments and their agencies and instrumentalities and of supranational entities. The Fund primarily invests in fixed income securities in markets represented in the Citigroup World Government Bond Index (Excluding US) (the "Index"), the Fund's benchmark index.

The Fund may hold fixed income securities that pay either fixed or floating interest rates. The Fund normally invests at least 80% of its net assets in fixed income securities rated in one of the four highest rating categories by S&P (BBB- or better), Moody's (Baa3 or better), or in unrated securities of comparable quality as determined by the Fund's subadviser, Baring International Investment Limited ("Baring"). A majority of the Fund's investments may be denominated in non-U.S. currencies. To attempt to manage the Fund's currency risk, Baring in its discretion may but will not necessarily employ hedging techniques that utilize forward currency contracts or cross hedging. The Fund also may enter into forward currency contracts for investment purposes to obtain foreign currency exposure. The Fund may invest up to 20% of its net assets in emerging market fixed income securities, which may be denominated in either local or U.S. currency. Investment rating agencies in the United States often consider bonds issued in emerging market countries to be below government grade ("junk" or "high yield" bonds). The Fund may also invest up to 10% of its net assets in options and warrants in respect of fixed income securities. The Fund may invest up to 20% of its total assets in any single government- or agency-backed security, and may invest up to 10% of its total assets in any other single security. The Fund may invest 10% or more of its total assets in cash and cash equivalents and, in unusual circumstances for temporary defensive purposes, may invest up to 100% of its total assets in cash and cash equivalents. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund. The Fund may use futures contracts for hedging purposes, to adjust various portfolio characteristics, including the duration of the Fund's portfolio, or as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage.

Baring generally expects to invest the Fund's assets such that the percentage weight within the Fund of the groups of countries listed below will not vary by more than the following percentage limitations:

•

European states participating in the Euro Currency — 0% to Index weighting +30% (i.e. if the Index weighting for the combination of these nations is 33%, the Fund will invest no less than 0% and no more than 63% of its total assets among these nations);

•	European states not participating in the Euro Currency; U.S., Canada, Australia; and Japan — 0% to Index weighting + 30%.

The dollar-weighted average duration of the Fund's portfolio is generally expected to be within +/ -3 years of the average duration of the Index (as of January 31, 2012, the average duration of the Index was 7.17 years), and the minimum average credit quality of the Fund's portfolio is normally expected to be no less than AA-.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund's shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Geographic Focus Risk When a Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as "junk" or "high yield" bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer's ability to honor its obligations.

Management Risk The Fund relies on the manager's ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund's portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Non-diversification Risk Because the Fund may invest its assets in a more limited number of issuers than a diversified fund, a decline in the market value of a particular security may affect the Fund's value more than if the Fund were diversified.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class S shares. The table shows how the Fund's average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest Quarter:	3Q '10,	9.90%	Lowest Quarter:	1Q '09,	-5.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns - MassMutual Premier International Bond Fund	One Year	Since Inception	Inception Date
Class S	4.29%	5.72%	Dec. 20, 2007
Class S Return After Taxes on Distributions	3.07%	3.84%	Dec. 20, 2007
Class S Return After Taxes on Distributions and Sale of Fund Shares	2.78%	3.78%	Dec. 20, 2007
Class Y	4.22%	5.66%	Dec. 20, 2007
Class L	4.19%	5.53%	Dec. 20, 2007
Class A	(1.11%)	3.97%	Dec. 20, 2007
Citigroup Non-USD World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	5.17%	6.20%	Jan. 02, 2008